Sales (Details) - Schedule of Disaggregated Sales - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 20,322,498	$ 26,909,025	$ 18,628,886
Disaggregated sales [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	11,893,338	14,065,166	15,356,847
Disaggregated sales [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	544,680	582,040	1,400,506
Disaggregated sales [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	6,575,406	11,790,582	1,542,670
Disaggregated sales [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	804,268
Disaggregated sales [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 504,806	$ 471,237	$ 328,863